United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	555 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	February 4, 2005

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	92

Form 13F Information Table Value Total:	$115,653,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Limited                    COM              G0070K103     1165    27250 SH       SOLE                    27250
Alliance Capital Management LP COM              018548107      710    16900 SH       SOLE                    16900
Amerada Hess                   COM              023551104      431     5226 SH       SOLE                     5226
American Express               COM              025816109     1398    24800 SH       SOLE                    24800
American International Group   COM              026874107      658    10014 SH       SOLE                    10014
Annaly MTG Management REIT     COM              035710409      216    11000 SH       SOLE                    11000
BHP Ltd.                       COM              088606108      360    15000 SH       SOLE                    15000
BP PLC                         COM              055622104     1727    29570 SH       SOLE                    29570
Bank of New York Co.           COM              064057102      752    22500 SH       SOLE                    22500
Berkshire Hathaway Inc. Cl B   COM              084670207     1092      372 SH       SOLE                      372
Bristol-Myers Squibb           COM              110122108     1015    39600 SH       SOLE                    39600
Cablevision NY Group           COM              12686c109      615    24700 SH       SOLE                    24700
Cabot Corp.                    COM              127055101      513    13250 SH       SOLE                    13250
Cardinal Health                COM              14149Y108      265     4555 SH       SOLE                     4555
Caremark RX, Inc.              COM              141705103      488    12375 SH       SOLE                    12375
Cendant Corp.                  COM              151313103     3480   148850 SH       SOLE                   148850
Charles Schwab Corp.           COM              808513105     7442   622217 SH       SOLE                   622217
ChevronTexaco Corp.            COM              166751107     1334    25400 SH       SOLE                    25400
Chicago Mercantile Exchange Ho COM              167760107      343     1500 SH       SOLE                     1500
CitiGroup Inc.                 COM              172967101     6953   144311 SH       SOLE                   144311
Coca Cola Co.                  COM              191216100      704    16900 SH       SOLE                    16900
Colgate-Palmolive              COM              194162103      358     7000 SH       SOLE                     7000
Comcast Class A Special        COM              200300200      787    23977 SH       SOLE                    23977
Comcast Corp. Cl A             COM              20030N101      408    12266 SH       SOLE                    12266
Commerce Bancorp Inc. NJ       COM              200519106      837    13000 SH       SOLE                    13000
ConocoPhillips                 COM              20825C104      779     8976 SH       SOLE                     8976
Countrywide Financial CP       COM              222372104      218     5894 SH       SOLE                     5894
Crescent Real Estate Equities  COM              225756105      499    27350 SH       SOLE                    27350
Criimi Mae Inc.                COM              226603504      354    22000 SH       SOLE                    22000
Deere & Co.                    COM              244199105      670     9000 SH       SOLE                     9000
Duke Energy Corp.              COM              264399106      395    15600 SH       SOLE                    15600
Duke Realty Corp.              COM              264411505      686    20106 SH       SOLE                    20106
Eastgroup Properties           COM              277276101      508    13250 SH       SOLE                    13250
Enbridge Energy Management LLC COM              29250x103     1560    31664 SH       SOLE                    31664
Exxon Mobil Corporation        COM              30231G102     2858    55762 SH       SOLE                    55762
FPL Group Inc.                 COM              302571104      374     5000 SH       SOLE                     5000
First Nat'l Bank Nebraska      COM              335720108     4725     1000 SH       SOLE                     1000
Fluor Corp.                    COM              343412102      545    10000 SH       SOLE                    10000
Freddie Mac                    COM              313400301      228     3100 SH       SOLE                     3100
General Electric               COM              369604103     5070   138898 SH       SOLE                   138898
HCA Inc.                       COM              404119109     1069    26750 SH       SOLE                    26750
HSBC Holdings PLC              COM              404280406     2018    23700 SH       SOLE                    23700
Hollinger International        COM              435569108      644    41100 SH       SOLE                    41100
Honeywell Intl.                COM              438506107      637    18000 SH       SOLE                    18000
Icici Bank LTD                 COM              45104G104      403    20000 SH       SOLE                    20000
IndyMac Bancorp Inc.           COM              456607100      262     7600 SH       SOLE                     7600
International Paper            COM              460146103      504    12000 SH       SOLE                    12000
Intl. Business Machines        COM              459200101      465     4718 SH       SOLE                     4718
Johnson & Johnson              COM              478160104    11662   183880 SH       SOLE                   183880
Kerr-McGee Corp.               COM              492386107      871    15075 SH       SOLE                    15075
Keyspan Corporation            COM              49337w100      237     6000 SH       SOLE                     6000
Kinder Morgan Energy Partners  COM              494550106      459    10350 SH       SOLE                    10350
Leucadia Natl Corp.            COM              527288104     1984    28550 SH       SOLE                    28550
Level 3 Communications         COM              52729N100      103    30500 SH       SOLE                    30500
Liberty Media Corp. Series A   COM              530718105     2231   203205 SH       SOLE                   203205
Liberty Media Intl Inc.        COM              530719103      579    12527 SH       SOLE                    12527
Magellan Midstream Ptnrs LP    COM              559080106     1828    31150 SH       SOLE                    31150
Manulife Financial Corp.       COM              56501r106      277     6000 SH       SOLE                     6000
Markwest Energy Ptnr LP        COM              570759100      219     4500 SH       SOLE                     4500
Marriott Intl Inc. CL A        COM              571903202     1574    25000 SH       SOLE                    25000
Merck & Co.                    COM              589331107     5132   159675 SH       SOLE                   159675
Molex Inc. Cl A                COM              608554200      203     7627 SH       SOLE                     7627
Monsanto Co.                   COM              61166w101      500     9000 SH       SOLE                     9000
Nacco Inds Inc. CL A           COM              652957910      656     6220 SH       SOLE                     6220
National Australia Bank        COM              632525408      516     4600 SH       SOLE                     4600
News Corp, Ltd. Pfd.           COM              652487802     1867   100064 SH       SOLE                   100064
Northern Border Partners       COM              664785102     2007    41650 SH       SOLE                    41650
Pfizer Inc.                    COM              717081103      253     9425 SH       SOLE                     9425
Plum Creek Timber Co           COM              729251108      231     6000 SH       SOLE                     6000
Rayonier Inc.                  COM              754907103     1602    32750 SH       SOLE                    32750
Royal Dutch Petroleum          COM              780257804     1130    19700 SH       SOLE                    19700
Safeco Corp.                   COM              786429100     1170    22400 SH       SOLE                    22400
Sprint Corp. Fon Group         COM              852061100      221     8897 SH       SOLE                     8897
St. Joe Company                COM              790148100     1865    29050 SH       SOLE                    29050
St. Paul Travelers Companies I COM              792860108      304     8192 SH       SOLE                     8192
Texas Instruments Inc.         COM              882508104     1182    48000 SH       SOLE                    48000
U.S. Bancorp                   COM              902973304     2460    78545 SH       SOLE                    78545
United Dominion Realty         COM              910197102      252    10150 SH       SOLE                    10150
UnitedGlobalCom, Inc.          COM              913247508      787    81434 SH       SOLE                    81434
Vodafone Group PLC ADR F       COM              92857T107      253     9250 SH       SOLE                     9250
W.P. Carey & Co., LLC          COM              92930Y107     2782    79125 SH       SOLE                    79125
Walt Disney Co.                COM              254687106      955    34365 SH       SOLE                    34365
Waste Management               COM              94106L109      997    33300 SH       SOLE                    33300
Wells Fargo & Co.              COM              949746101     2859    46000 SH       SOLE                    46000
Wellsford Real Properties Inc. COM              950240101      180    12500 SH       SOLE                    12500
Westpac Banking Corp (ADR)     COM              961214301      608     8000 SH       SOLE                     8000
Williams Cos Inc.              COM              969457100      295    18100 SH       SOLE                    18100
Wyeth                          COM              026609107      920    21600 SH       SOLE                    21600
XL Capital Ltd.                COM              G98255105      838    10795 SH       SOLE                    10795
Zimmer Holdings Inc.           COM              98956p102      397     4960 SH       SOLE                     4960
Partner Re Ltd. 7.9% Series T  PRD              70212C209      255     9600 SH       SOLE                     9600
Shaw Commun A Pfd SECS Ser A   PRD              82028K606      431    17050 SH       SOLE                    17050
REPORT SUMMARY		       92 DATA RECORDS	            115653        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED